Convertible Notes - Additional Information (Details) - Unsecured Convertible Promissory Term Notes Convertible Notes [Member] - Convertible Note Purchase Agreement [Member] $ in Millions	Nov. 15, 2021 USD ($)
Short Term Debt [Line Items]
Purchase and sale of unsecured convertible promissory term notes	$ 25.0
Aggregate principal amount	$ 10.0
Interest rate, percentage	4.00%